Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	On May 16, 2023, Companhia Energética de Minas Gerais – CEMIG (the “Company”) filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2022 (the “Original Form 20-F”) with the U.S. Securities and Exchange Commission. This Amendment No. 1 (the “Amendment”) amends the Original Form 20-F solely to update “Item 19 – Exhibits” by replacing Exhibit 13.1 (Chief Executive Officer Certificate pursuant to 18 U.S.C. Section 1350) and Exhibit 13.2 (Chief Officer for Finance and Investor Relations Certificate pursuant to 18 U.S.C. Section 1350). Due to a typographical error in Exhibit 13.1 and Exhibit 13.2 included in the Original Form 20-F, we referenced our Annual Report for the fiscal year ended December 31, 2021, rather than for the fiscal year ended December 31, 2022. Accordingly, this Amendment includes the updated certifications and an updated signature page. This Amendment speaks as of the original filing date and does not reflect events occurring after the filing of the Original Form 20-F. No revisions are being made to the Company’s financial statements or any other disclosure contained in the Original Form 20-F.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	1-15224
Entity Registrant Name	ENERGY CO OF MINAS GERAIS
Entity Central Index Key	0001157557
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	1200, Avenida Barbacena
Entity Address, City or Town	Belo Horizonte/MG
Entity Address, Country	BR
Entity Address, Postal Zip Code	CEP 30190-131
Title of 12(b) Security	Preferred Shares, R$5.00 par value
Trading Symbol	CIG
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1124	1448	1351
Auditor Name	KPMG Auditores Independentes Ltda	Ernst & Young Auditores Independentes S/S Ltda	PricewaterhouseCoopers Auditores Independentes
Auditor Location	Belo Horizonte	Belo Horizonte	Salvador
Common Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	735,847,624
Preferred Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,465,523,064
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1200, Avenida Barbacena
Entity Address, City or Town	Belo Horizonte/MG
Entity Address, Country	BR
Entity Address, Postal Zip Code	30190-131
City Area Code	+5531
Local Phone Number	3506-5024
Contact Personnel Name	Leonardo George de Magalhães
Contact Personnel Email Address	ri@cemig.com.br